Restructuring expenses (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr 533	SFr 103	SFr 157
Restructuring Program 2022 [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	357
Restructuring and related cost, expected cost	2,900
General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	171	58	50
of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	37	(11)	38
Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	362	45	107
of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	159	25	69
of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	194	20	38
Operating Segments | Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	109	19	41
Operating Segments | Investment Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	327	71	48
Operating Segments | Swiss Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	21	11	42
Operating Segments | Asset Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	16	3	18
Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	60	(1)	8
Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	467	113	122
Bank | General and Administrative Expense [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	117	68	20
Bank | of which pensions
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	8	4	8
Bank | Compensation and benefits
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	350	45	102
Bank | of which severance
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	150	26	66
Bank | of which accelerated deferred compensation
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	191	19	36
Bank | Operating Segments | Wealth Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	109	19	41
Bank | Operating Segments | Investment Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	327	71	48
Bank | Operating Segments | Swiss Bank
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	21	11	42
Bank | Operating Segments | Asset Management
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	16	3	18
Bank | Corporate Center
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	60	(1)	8
Bank | Adjustments
Restructuring Cost and Reserve [Line Items]
Restructuring expenses	SFr (66)	SFr 10	SFr (35)